Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Feb. 28, 2013
Goodwill and Other Intangible Assets
Schedule of gross amount of goodwill and accumulated impairment losses by segment
	February 28, 2013			February 29, 2012
	Gross	Accumulated	Net	Gross	Accumulated	Net
	Carrying	Impairment	Carrying	Carrying	Impairment	Carrying
(In thousands)	Amount	Losses	Amount	Amount	Losses	Amount
Construction materials*	$122,371	$(39,143)	$83,228	$124,145	$(39,143)	$85,002
Traffic safety services and equipment	5,845	—	5,845	5,845	—	5,845
	$128,216	$(39,143)	$89,073	$129,990	$(39,143)	$90,847

*During the fourth quarter of fiscal year 2013, the Company reduced goodwill for the settlement of a deferred acquisition liability, net of tax of $1.8 million originally recorded in connection with its acquisition of Stabler Companies Inc. in January 2008.

Schedule of intangible assets
	February 28, 2013			February 29, 2012
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
(In thousands)	Amount	Amortization	Amount	Amount	Amortization	Amount
Amortizable intangible assets
Customer relationships	$12,000	$(3,000)	$9,000	$12,000	$(2,400)	$9,600
Technology	600	(200)	400	600	(160)	440
Trademarks	11,600	—	11,600	—	—	—
	24,200	(3,200)	21,000	12,600	(2,560)	10,040
Nonamortizable intangible assets
Trademarks	—	—	—	16,304	—	16,304
Total other intangible assets	$24,200	$(3,200)	$21,000	$28,904	$(2,560)	$26,344

Schedule of changes in net carrying amount of other intangible assets
	February 29, 2012				February 28, 2013
	Net			Reclassification	Net
	Carrying			to amortizable	Carrying
(In thousands)	Amount	Amortization	Impairment	intangible asset	Amount

Amortizable intangible assets
Customer relationships	$9,600	$(600)	$—	$—	$9,000
Technology	440	(40)	—	—	400
Trademarks	—	—	—	11,600	11,600
	10,040	(640)	—	11,600	21,000
Nonamortizable intangible assets
Trademarks	16,304		(4,704)	(11,600)	—
Total other intangible assets	$26,344	$—	$(4,704)	$(11,600)	$21,000

Schedule of estimated amortization expense
(In thousands)
Fiscal Year Ending
2014	$811
2015	811
2016	811
2017	811
2018	811
Thereafter	16,943
$21,000